Other Income, Net (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Income and Expenses [Abstract]
Equity component, allowance for funds used during construction	$ 23	$ 18	$ 46	$ 35
Interest income	18	2	34	3
Non-service component of net periodic benefit cost	16	25	32	49
Gain (loss) on derivatives, net	3	(2)	12	2
Gain (loss) on retirement investments, net	0	(9)	4	(17)
Other	4	1	5	5
Other income, net	$ 64	$ 35	$ 133	$ 77